Restructuring Charges - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Restructuring Charges [Line Items]
Restructuring and related activities, term description	The restructuring activities are generally short term in nature and are generally completed within one year of initiation.
Restructuring costs	¥ 33,005	¥ 22,379	¥ 59,713
Battery Business Asset Group | Discontinued Operations, Held-for-sale | Other Operating Expense, Net
Restructuring Charges [Line Items]
Impairment losses recorded as a result of fair value valuation of assets and liabilities			42,298
Music
Restructuring Charges [Line Items]
Restructuring costs	3,192	6,630	3,590
Pictures
Restructuring Charges [Line Items]
Restructuring costs	4,795	2,922	2,467
Mobile Communications
Restructuring Charges [Line Items]
Restructuring costs	16,011	2,026	¥ 688
Headcount Reduction | Music
Restructuring Charges [Line Items]
Restructuring costs	3,192	¥ 6,630
Headcount Reduction | Pictures
Restructuring Charges [Line Items]
Restructuring costs	4,795
Manufacturing Sites and Sales Officers in Overseas [Member] | Mobile Communications
Restructuring Charges [Line Items]
Restructuring costs	¥ 16,011